SCHEDULE OF DERIVATIVE LIABILITIES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Apr. 30, 2024	Apr. 30, 2023
Offsetting Assets [Line Items]
Note derivative balance	$ 5,279		$ 5,433	$ 10,489,606
Note derivative (gain) loss	(154)	$ (2,144,554)	(7,635,612)	(10,950,017)
Note derivative (gain) loss	154	$ 2,144,554	7,635,612	10,950,017
Warrant [Member]
Offsetting Assets [Line Items]
Note derivative balance			4,898
Note derivative (gain) loss			(97,026)
Note derivative (gain) loss			97,026
Underwriter Warrants [Member]
Offsetting Assets [Line Items]
Note derivative balance	563		535	6,531
Note derivative (gain) loss	28		(5,996)	(57,951)
Note derivative (gain) loss	(28)		5,996	57,951
Warrants Issued With Common Stock [Member]
Offsetting Assets [Line Items]
Note derivative balance				6,109,559
Note derivative (gain) loss			(16,484,486)	(6,170,728)
Note derivative (gain) loss			16,484,486	6,170,728
Warrants Issued With Notes Payable One [Member]
Offsetting Assets [Line Items]
Note derivative balance				2,814,738
Note derivative (gain) loss			(2,720,053)	(900,819)
Note derivative (gain) loss			2,720,053	900,819
Warrants Issued With Notes Payable Two [Member]
Offsetting Assets [Line Items]
Note derivative balance
Note derivative (gain) loss			(46,909)
Note derivative (gain) loss			46,909
Warrants Issued With Notes Payable Three [Member]
Offsetting Assets [Line Items]
Note derivative balance
Note derivative (gain) loss			11,718,858
Note derivative (gain) loss			$ (11,718,858)
Profit Guaranty [Member]
Offsetting Assets [Line Items]
Note derivative balance				1,456,854
Note derivative (gain) loss				395,304
Note derivative (gain) loss				(395,304)
Convertible Notes [Member]
Offsetting Assets [Line Items]
Note derivative balance	4,716			101,924
Note derivative (gain) loss	(182)			(2,611,410)
Note derivative (gain) loss	$ 182			2,611,410
Other Derivative Liabilities [Member]
Offsetting Assets [Line Items]
Note derivative balance
Note derivative (gain) loss				(1,604,413)
Note derivative (gain) loss				$ 1,604,413